Consolidated Statement of Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Statement of comprehensive income [abstract]
Profit for the year	¥ 779,326	$ 120,427	¥ 860,700	¥ 974,400
Items that may be reclassified to profit or loss in subsequent periods, net of tax:
Foreign currency translation	(63,864)	(9,869)	8,467	49,245
Net fair value change on debt instruments at fair value through other comprehensive income	(2,752)	(425)	3,050	32,646
Net other comprehensive income that may be reclassified to profit or loss in subsequent periods, representing other comprehensive income for the year, net of tax	(66,616)	(10,294)	11,517	81,891
Total comprehensive income for the year, net of tax	712,710	110,133	872,217	1,056,291
Attributable to:
Equity holders of the parent	492,966	76,177	610,369	763,935
Non-controlling interests	219,744	33,956	261,848	292,356
Total comprehensive income for the year, net of tax	¥ 712,710	$ 110,133	¥ 872,217	¥ 1,056,291